United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Six months ended 05/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
Institutional	FGLEX

Federated Emerging Markets Equity Fund

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
China	19.7%
Brazil	11.7%
Taiwan	11.5%
South Korea	10.5%
Thailand	8.2%
Russia	5.8%
India	5.2%
Austria	4.9%
Indonesia	4.2%
Turkey	3.8%
Other[2]	5.9%
Cash Equivalents[3]	9.1%
Derivative Contracts[4]	0.3%
Other Assets and Liabilities—Net[5]	(0.8)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	For purposes of this table, country classification constitute 85.5% of the Fund's total net assets. Remaining countries have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31 2017, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	23.4%
Information Technology	21.3%
Consumer Discretionary	10.1%
Energy	9.5%
Materials	7.7%
Consumer Staples	7.6%
Industrials	4.1%
Telecommunication Services	3.2%
Utilities	1.9%
Health Care	1.6%
Real Estate	1.0%
Cash Equivalents[3]	9.1%
Derivative Contracts[4]	0.3%
Other Assets and Liabilities—Net[5]	(0.8)%
TOTAL	100.0%
6	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—91.4%
		Austria—4.9%
13,250		Erste Group Bank AG	$480,975
4,100		OMV AG	214,256
3,600		Voestalpine AG	163,036
10,400		Wienerberger AG	245,524
		TOTAL	1,103,791
		Brazil—11.7%
54,500		Ambev SA, ADR	311,195
46,521	[1]	Banco Bradesco SA, ADR	394,498
19,800		BB Seguridade Participacoes SA	178,056
4,500		Braskem SA, ADR	92,700
15,300		Cosan SA Industria e Comercio	170,355
15,929		Ez Tec Empreendimentos e Participacoes SA	87,571
32,704		Itau Unibanco Holding SA, ADR	356,801
16,500		Kroton Educacional SA	73,935
15,400		Lojas Renner SA	125,496
10,500		M Dias Branco SA	175,544
10,900	[1]	Petroleo Brasileiro SA, ADR	87,091
19,500		Qualicorp SA	168,850
7,200		Raia Drogasil SA	160,200
17,000		Vale SA, ADR	134,300
18,600	[1]	WEG SA	109,210
		TOTAL	2,625,802
		China—19.7%
8,000	[2]	AAC Technologies Holdings Inc.	78,023
200,000		Agricultural Bank of China	96,978
2,400	[1]	Alibaba Group Holding Ltd., ADR	293,904
35,000		ANTA Sports Products Ltd.	103,574
103,000		AviChina Industry & Technology Co. Ltd., Class H	63,342
1,600	[1]	Baidu, Inc., ADR	297,760
92,000		China Communications Construction Co. Ltd., Class H	124,149
263,000		China Construction Bank Corp., Class H	217,268
86,000		China Everbright International Ltd.	109,848
77,000		China Longyuan Power Group Corp., Ltd., Class H	58,019
40,000		China Medical System Holdings Ltd.	70,915
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		China—continued
40,000		China Merchants Bank Co. Ltd., Class H	$120,221
1,900		China Mobile Ltd., ADR	104,709
1,300		China Petroleum & Chemical Corp., ADR	106,717
62,000		China Railway Group Ltd.	51,376
18,000		China Resources Logic Ltd.	55,265
31,500		China Shenhua Energy Co. Ltd., Class H	76,708
31,200	[3,4]	Fuyao Glass Industry Group Co. Ltd., Class H	117,487
105,000		Geely Automobile Holdings Ltd.	173,720
34,000		Haier Electronics Group Co. Ltd.	86,429
1,100		NetEase, Inc., ADR	313,258
1,800	[1]	New Oriental Education & Technology Group, Inc., ADR	129,006
38,500		Ping An Insurance (Group) Co. of China Ltd., Class H	246,660
244,000		Sinopec Shanghai Petrochemical Co. Ltd., Class H	143,219
24,400		Sinopharm Group Co. Ltd., Class H	111,450
17,200		Tencent Holdings Ltd.	590,407
91,000		TravelSky Technology Ltd., Class H	268,864
42,000		Weichai Power Co. Ltd., Class H	68,087
3,800	[1]	Yum China Holdings, Inc.	145,958
		TOTAL	4,423,321
		Czech Republic—0.3%
1,400		Komercni Banka AS	55,788
		Hungary—2.2%
70,000		Magyar Telekom Telecommunications PLC	116,657
2,000		MOL Hungarian Oil & Gas PLC	162,744
6,500		OTP Bank PLC	203,002
		TOTAL	482,403
		India—5.2%
23,500		Exide Industries Ltd.	83,860
850		Hero MotoCorp Ltd.	49,455
8,500		Hindustan Zinc Ltd.	31,676
4,000		Housing Development Finance Corp. Ltd.	97,351
3,400		Indiabulls Housing Finance Ltd.	61,179
14,400		Indian Oil Corp. Ltd.	95,859
12,000		ITC Ltd.	58,072
8,600		LIC Housing Finance Ltd.	97,913
1,100		Maruti Suzuki India Ltd.	123,070
23,000		Oil & Natural Gas Corp. Ltd.	63,102
2,900	[3,4]	Reliance Industries Ltd., GDR	119,667
Semi-Annual Shareholder Report
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—continued
3,850		Tata Consultancy Services Ltd.	$151,841
65,800		Tata Power Co. Ltd.	82,618
4,000		Vedanta Ltd., ADR	59,280
		TOTAL	1,174,943
		Indonesia—4.2%
552,000		Adaro Energy Tbk PT	62,163
119,000		Astra International Tbk PT	78,165
152,000		Bank Mandiri Persero Tbk PT	143,762
133,000		Bank Negara Indonesia Persero Tbk PT	64,548
182,000		Bank Rakyat Indonesia Persero Tbk PT	198,098
13,200		Gudang Garam Tbk PT	73,278
89,000		Indofood CBP Sukses Makmur Tbk PT	58,185
73,000		Matahari Department Store Tbk PT	82,862
576,000		Telekomunikasi Indonesia Persero Tbk PT	188,075
		TOTAL	949,136
		Romania—1.5%
294,456		Banca Transilvania SA	217,374
13,000		Cineworld Group PLC	120,342
		TOTAL	337,716
		Russia—5.8%
42,000		Alrosa PJSC	65,529
31,000		Gazprom PJSC, ADR	129,376
1,000,000		Inter RAO UES PJSC	70,399
4,300		Lukoil PJSC, ADR	207,475
7,300		MMC Norilsk Nickel PJSC, ADR	101,616
7,500		Mobile TeleSystems PJSC, ADR	66,075
600	[3]	Novatek PJSC, GDR	67,655
29,000	[3]	Rosneft Oil Co., GDR	152,022
24,000		Sberbank of Russia PJSC, ADR	268,560
4,900	[1,3]	X5 Retail Group NV, GDR	177,509
		TOTAL	1,306,216
		South Africa—1.9%
1,000	[1]	Anglo American Platinum Ltd.	21,380
6,000		AVI Ltd.	45,107
2,600		Barclays Africa Group Ltd.	27,569
3,000		Barloworld Ltd.	26,645
11,000		FirstRand Ltd.	41,263
Semi-Annual Shareholder Report
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Africa—continued
2,700		Foschini Group Ltd.	$28,515
3,100		Hyprop Investments Ltd.	28,024
6,500	[1]	Impala Platinum Holdings Ltd.	18,353
350		Naspers Ltd., Class N	72,499
3,200		Nedbank Group Ltd.	53,577
1,200		Tiger Brands Ltd.	35,138
2,500		Vodacom Group Ltd.	31,506
		TOTAL	429,576
		South Korea—10.5%
400		E-MART, Inc.	86,813
5,900		Hana Financial Group, Inc.	216,557
3,500		Hanwha Chemical Corp.	93,154
375		Hyundai Motor Co.	54,593
1,126		Korea Electric Power Corp.	43,024
1,600		LG Electronics, Inc.	118,204
12,600		LG Uplus Corp.	182,432
300		NCsoft Corp.	101,170
1,800		Poongsan Corp.	66,728
348		Samsung Electronics Co. Ltd.	692,444
2,600		Shinhan Financial Group Co. Ltd., ADR	114,998
7,200		SK Hynix, Inc.	365,558
1,700		SK Telecom Co. Ltd., ADR	42,704
13,400		Woori Bank	183,206
		TOTAL	2,361,585
		Taiwan—11.5%
42,000		Chailease Holding Co. Ltd.	113,371
340,000		CTBC Financial Holding Co. Ltd.	216,449
75,000		Far Eastern New Century Corp.	60,684
397,887		First Financial Holding Co. Ltd.	254,633
134,202		Hon Hai Precision Industry Co. Ltd.	457,849
60,299		Lite-On Technology Corp.	100,996
110,000		Pou Chen Corp.	151,488
20,000		Powertech Technology, Inc.	61,435
129,000		Taiwan Semiconductor Manufacturing Co. Ltd.	867,945
43,200		Uni-President Enterprises Corp.	86,312
97,000		WPG Holdings Co., Ltd.	129,635
149,180		Yuanta Financial Holding Co. Ltd.	64,788
		TOTAL	2,565,585
Semi-Annual Shareholder Report
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thailand—8.2%
108,000		Airports of Thailand PCL, GDR	$134,761
51,200		Central Pattana PCL, GDR	99,211
142,000		Charoen Pokphand Foods PCL, GDR	103,807
126,800		CP ALL PCL, GDR	232,689
280,000		Home Product Center, GDR	81,383
100,000		Indorama Ventures PCL, GDR	107,910
500,000		IRPC PCL, GDR	74,864
19,400		Kasikornbank PCL, GDR	106,809
350,000		Land & Houses PCL, GDR	98,145
64,840		Minor International PCL, GDR	71,429
22,500		PTT PCL, GDR	259,640
17,200		Siam Cement PCL, GDR	265,619
21,000		Siam Commercial Bank PCL, GDR	94,330
164,000		Thai Beverage PCL	103,702
		TOTAL	1,834,299
		Turkey—3.8%
21,000		Akbank TAS	56,745
6,000		Arcelik AS	41,543
25,000		Aygaz AS	112,743
37,000		Eregli Demir Ve Celik Fabrikalari TAS	67,201
12,600		Haci Omer Sabanci Holding AS	38,214
23,500		KOC Holding AS	106,842
35,000		Petkim Petrokimya Holding AS	54,873
6,400		Tofas Turk Otomobil Fabrikasi AS	53,152
3,400		Tupras Turkiye Petrol Rafinerileri AS	91,570
80,000		Turkiye Is Bankasi, Class C	159,009
44,052		Turkiye Sise ve Cam Fabrikalari AS	58,828
		TOTAL	840,720
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,806,398)	20,490,881
		INVESTMENT COMPANY—9.1%
2,053,229	[5]	Federated Government Obligations Fund, Premier Shares, 0.70%[6] (IDENTIFIED COST $2,053,229)	2,053,229
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $18,859,627)[7]	22,544,110
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[8]	(121,727)
		TOTAL NET ASSETS—100%	$22,422,383
Semi-Annual Shareholder Report
7

At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1KOSPI 200 Index, Long Futures	13	$885,796	June 2017	$50,115
1MSCI Taiwan Stock Index, Long Futures	26	$969,280	June 2017	$5,850
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$55,965
Net Unrealized Appreciation on Futures Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $634,340, which represented 2.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At May 31, 2017, these liquid restricted securities amounted to $237,154, which represented 1.1% of total net assets.
5	Affiliated holding.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $18,859,627.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
8

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$145,958	$—	$—	$145,958
International	4,731,864	15,535,036[1]	78,023[2]	20,344,923
Investment Company	2,053,229	—	—	2,053,229
TOTAL SECURITIES	$6,931,051	$15,535,036	$78,023	$22,544,110
Other Financial Instruments:[3]
Assets	$55,965	$—	$—	$55,965
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$55,965	$—	$—	$55,965
1	Includes $661,481 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $72,264 of a security transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
3	Other Financial Instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
PJSC	—Public Joint Stock Company
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.47	$8.08	$12.61	$13.30	$11.05	$9.67
Income From Investment Operations:
Net investment income	0.05	0.09	0.08	0.14	0.15	0.14
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.42	0.37	(2.05)	(0.23)	2.24	1.27
TOTAL FROM INVESTMENT OPERATIONS	1.47	0.46	(1.97)	(0.09)	2.39	1.41
Less Distributions:
Distributions from net investment income	(0.07)	(0.07)	(0.09)	(0.13)	(0.13)	(0.03)
Distributions from net realized gain on investments	—	—	(2.47)	(0.47)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.07)	(0.07)	(2.56)	(0.60)	(0.14)	(0.03)
Net Asset Value, End of Period	$9.87	$8.47	$8.08	$12.61	$13.30	$11.05
Total Return[1]	17.56%	5.74%	(18.66)%	(0.67)%	21.81%	14.69%
Ratios to Average Net Assets:
Net expenses	1.16%[2]	1.16%	1.15%	1.15%	1.15%	1.15%
Net investment income	1.36%[2]	1.18%	1.04%	1.11%	1.22%	1.31%
Expense waiver/reimbursement[3]	1.16%[2]	1.76%	1.74%	2.22%	1.63%	2.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,422	$14,807	$14,463	$10,335	$13,638	$11,155
Portfolio turnover	28%	53%	64%	118%	48%	51%
1	Based on net asset value. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $2,053,229 of investment in an affiliated holding (Note 5) (identified cost $18,859,627)		$22,544,110
Restricted cash (Note 2)		100,303
Cash denominated in foreign currencies (identified cost $6,763)		6,870
Income receivable		34,111
Receivable for shares sold		14,780
TOTAL ASSETS		22,700,174
Liabilities:
Payable for shares redeemed	$145,619
Payable for capital gains taxes withheld	46,568
Payable for portfolio accounting fees	44,510
Payable for daily variation margin on futures contracts	8,888
Payable for auditing fees	14,156
Payable for custodian fees	12,599
Payable to adviser (Note 5)	1,007
Accrued expenses (Note 5)	4,444
TOTAL LIABILITIES		277,791
Net assets for 2,272,912 shares outstanding		$22,422,383
Net Assets Consists of:
Paid-in capital		$21,134,985
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		3,693,655
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(2,525,473)
Undistributed net investment income		119,216
TOTAL NET ASSETS		$22,422,383
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$22,422,383 ÷ 2,272,912 shares outstanding, no par value, unlimited shares authorized		$9.87
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Dividends (including $5,824 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $23,853)			$246,078
Interest (income on securities loaned)			341
TOTAL INCOME			246,419
Expenses:
Investment adviser fee (Note 5)		$88,296
Administrative fee (Note 5)		7,703
Custodian fees		18,600
Transfer agent fees		3,857
Directors'/Trustees' fees (Note 5)		351
Auditing fees		14,156
Legal fees		4,252
Portfolio accounting fees		64,116
Share registration costs		12,568
Printing and postage		8,320
Miscellaneous (Note 5)		5,088
TOTAL EXPENSES		227,307
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(88,296)
Reimbursement of other operating expenses	(25,607)
TOTAL WAIVER AND REIMBURSEMENTS		(113,903)
Net expenses			113,404
Net investment income			133,015
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			4,603
Net realized gain on futures contracts			190,097
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions			2,840,229
Net change in unrealized appreciation of futures contracts			45,438
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			3,080,367
Change in net assets resulting from operations			$3,213,382
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$133,015	$160,145
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	194,700	(1,032,606)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	2,885,667	1,576,614
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,213,382	704,153
Distributions to Shareholders:
Distributions from net investment income	(147,335)	(119,280)
Share Transactions:
Proceeds from sale of shares	7,560,625	2,289,435
Net asset value of shares issued to shareholders in payment of distributions declared	136,258	114,517
Cost of shares redeemed	(3,147,524)	(2,644,710)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,549,359	(240,758)
Change in net assets	7,615,406	344,115
Net Assets:
Beginning of period	14,806,977	14,462,862
End of period (including undistributed net investment income of $119,216 and $133,536, respectively)	$22,422,383	$14,806,977
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Emerging Markets Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide long term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursements of $113,903 is disclosed in various locations in Note 5.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage country risk, currency risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $1,267,756. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments. At May 31, 2017, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the fiscal period was $4,607. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
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The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2017, the Fund had no securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A under the Securities Act of 1933 that have been deemed liquid by the Trustees, if applicable, held at May 31, 2017, is as follows:
	Acquisition Date	Cost	Market Value
Novatek PJSC, GDR	8/12/2015	$57,607	$67,655
Rosneft Oil Co., GDR	8/12/2015 – 2/10/2017	$136,695	$152,022
X5 Retail Group NV, GDR	8/11/2015 – 2/16/2017	$107,057	$177,509
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin on futures contracts	$(55,965)*
*	Includes cumulative unrealized appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[1]	Total
Foreign exchange contracts	$—	$27,238	$27,238
Equity contracts	190,097	—	190,097
TOTAL	$190,097	$27,238	$217,335
1	The net realized gain on foreign exchange contracts is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[2]	Total
Foreign exchange contracts	$—	$(32,247)	$(32,247)
Equity contracts	45,438	—	45,438
TOTAL	$45,438	$(32,247)	$13,191
2	The net change in unrealized appreciation of foreign exchange contracts is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2017	Year Ended 11/30/2016
Shares sold	849,215	278,194
Shares issued to shareholders in payment of distributions declared	16,318	14,644
Shares redeemed	(340,642)	(334,917)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	524,891	(42,079)
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4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $18,859,627. The net unrealized appreciation of investments for federal tax purposes excluding any, unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investment in securities; and (b) futures contracts was $3,684,483. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,005,354 and net unrealized depreciation from investments for those securities having an excess of cost over value of $320,871.
At November 30, 2016, the Fund had a capital loss carryforward of $2,686,946 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,900,612	$786,334	$2,686,946
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2017, the Adviser voluntarily waived $87,582 of its fee and voluntarily reimbursed $25,607 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $714. Transactions involving the affiliated holding during the six months ended May 31, 2017, were as follows:
	Federated Government Obligations Fund, Premier Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2016	153,600	982,973	1,136,573
Purchases/Additions	2,118,811	8,798,230	10,917,041
Sales/Reductions	(219,182)	(9,781,203)	(10,000,385)
Balance of Shares Held 5/31/2017	2,053,229	—	2,053,229
Value	$2,053,229	$—	$2,053,229
Dividend Income	$314	$5,510	$5,824
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$8,640,323
Sales	$5,050,173
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
10. Regulatory updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
11. SUBSEQUENT EVENT
On July 7, 2017, the Fund was liquidated with any shares outstanding at the close of business being automatically redeemed.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,175.60	$6.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.15	$5.84
1	Expenses are equal to the Fund's annualized net expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Emerging Markets Equity Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report
27

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board, including the contemplated liquidation of the Fund.
Semi-Annual Shareholder Report
28

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Semi-Annual Shareholder Report
29

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

Federated Emerging Markets Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172180
Q450777 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	RIMAX
B	ICFBX
C	ICFFX
Institutional	ICFIX
R6	ICRSX

Federated InterContinental Fund
Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
On May 18, 2017, the Trustees approved an Agreement and Plan of Reorganization (“Reorganization”) pursuant to which Federated International Leaders Fund will acquire all or substantially all of the assets of the Federated InterContinental Fund in complete liquidation and termination of the fund. On August 11, 2017, a special meeting of shareholders will be held to approve or disapprove the proposed agreement and, assuming shareholder approval is obtained, the Reorganization is expected to occur in the third quarter of 2017.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	23.2%
Germany	14.8%
Taiwan	10.3%
Denmark	7.1%
Netherlands	6.8%
Sweden	6.4%
Indonesia	5.4%
Austria	4.8%
Brazil	4.1%
Ireland	3.5%
Spain	3.5%
Canada	3.3%
Italy	2.5%
Hungary	1.9%
Romania	1.2%
Czech Republic	0.5%
Securities Lending Collateral[2]	0.7%
Cash Equivalents[3]	0.3%
Derivative Contracts[4]	0.0%[5]
Other Assets and Liabilities—Net[6]	(0.3)%
TOTAL	100.0%
Semi-Annual Shareholder Report

At May 31, 2017, the Fund's sector classification composition7 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	23.9%
Industrials	18.3%
Consumer Discretionary	11.8%
Information Technology	10.7%
Consumer Staples	8.8%
Materials	7.9%
Telecommunication Services	5.4%
Energy	5.1%
Health Care	4.5%
Real Estate	1.5%
Utilities	1.4%
Securities Lending Collateral[2]	0.7%
Cash Equivalents[3]	0.3%
Derivative Contracts[4]	0.0%[5]
Other Assets and Liabilities—Net[6]	(0.3)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	Except for, Cash Equivalents, Derivative Contracts, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.3%
		Austria—4.8%
70,400	[1]	Erste Group Bank AG	$2,555,522
20,400		OMV AG	1,066,055
33,300		Voestalpine AG	1,508,084
56,484		Wienerberger AG	1,333,476
		TOTAL	6,463,137
		Brazil—4.1%
100,000		Ambev SA, ADR	571,000
101,200		Banco Bradesco SA, ADR	858,176
27,000		BB Seguridade Participacoes SA	242,804
8,300		Braskem SA, ADR	170,980
28,000		Cosan SA Industria e Comercio	311,760
30,000		Ez Tec Empreendimentos e Participacoes SA	164,928
80,000		Itau Unibanco Holding SA, ADR	872,800
34,000		Kroton Educacional SA	152,351
28,600		Lojas Renner SA	233,064
28,200		M Dias Branco SA	471,460
41,400	[1]	Petroleo Brasileiro SA, ADR	330,786
35,700		Qualicorp SA	309,125
8,000		Raia Drogasil SA	178,000
55,800		Vale SA, ADR	440,820
34,000		Weg SA	199,632
		TOTAL	5,507,686
		Canada—3.3%
4,845		Bank of Montreal	325,200
7,271		Bank of Nova Scotia, Toronto	410,257
12,420		Barrick Gold Corp.	205,399
6,500		Brookfield Asset Management, Inc.	246,075
4,046		Canadian Imperial Bank of Commerce	316,348
5,200		Canadian National Railway Co.	403,150
4,000		Canadian Natural Resources Ltd.	115,305
11,400		EnCana Corp.	110,806
12,200		First Quantum Minerals Ltd.	102,867
45,300		Inter Pipeline Ltd.	897,046
3,840		National Bank of Canada, Montreal	151,457
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Canada—continued
4,334		Rogers Communications, Inc., Class B	$202,126
5,200		Saputo, Inc.	173,609
3,500		SNC-Lavalin Group, Inc.	134,289
6,000		Teck Resources Ltd., Class B	106,822
12,800		Toronto Dominion Bank	610,223
38	[1]	Trisura Group Ltd.	584
		TOTAL	4,511,563
		Czech Republic—0.5%
15,500		Komercni Banka AS	617,647
		Denmark—7.1%
39,300		Danske Bank A/S	1,478,547
8,700		FLS Industries A/S, Class B	530,158
2,200	[1]	Genmab A/S	470,067
30,000		ISS A/S	1,245,189
15,129	[1]	NKT A/S	1,245,313
20,800		Novo Nordisk A/S, ADR	881,296
12,000		Royal Unibrew A/S	553,924
42,000		Spar Nord Bank A/S	540,010
29,900		Vestas Wind Systems A/S	2,662,980
		TOTAL	9,607,484
		Germany—14.8%
12,100		Allianz SE	2,323,782
15,300		BASF SE	1,442,456
7,600		Bayer AG	1,008,248
11,000	[2,3]	Covestro AG	824,147
29,700		Daimler AG	2,157,118
132,500	[1]	Deutsche Telekom AG	2,639,698
11,000	[1]	Dialog Semiconductor PLC	525,674
4,200		Hannover Rueckversicherung SE	500,415
4,000		HeidelbergCement AG	372,648
8,100		Henkel AG & Co. KGaA	1,137,434
5,000		Hochtief AG	920,137
27,000		METRO AG	904,093
6,500		Rheinmetall AG	623,648
16,000		SAP SE	1,716,030
20,500		Siemens AG	2,926,133
		TOTAL	20,021,661
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Hungary—1.9%
260,000		Magyar Telekom Telecommunications PLC	$433,298
9,900		MOL Hungarian Oil & Gas PLC	805,580
41,300		OTP Bank PLC	1,289,845
		TOTAL	2,528,723
		Indonesia—5.4%
2,800,000		Adaro Energy TBK PT	315,322
876,000		Astra International TBK PT	575,397
1,350,000		Bank Mandiri Persero TBK PT	1,276,830
820,000		Bank Negara Indonesia Persero PT	397,963
1,300,000		Bank Rakyat Indonesia Persero TBK PT	1,414,986
106,000		Gudang Garam TBK PT	588,441
790,000		Indofood CBP Sukses Makmur TBK PT	516,481
475,000		Matahari Department Store TBK PT	539,170
5,000,000		Telekomunikasi Indonesia Persero TBK PT	1,632,610
		TOTAL	7,257,200
		Ireland—3.5%
2,200,000	[1]	Bank of Ireland	587,595
50,559		CRH PLC	1,824,520
17,000		Glanbia PLC	345,661
9,100		Kerry Group PLC, Class A	797,608
15,000		Kingspan Group PLC	518,734
2,700		Paddy Power Betfair PLC	282,796
13,000		Smurfit Kappa Group PLC	366,676
		TOTAL	4,723,590
		Italy—2.5%
26,000		Azimut Holding SpA	527,406
40,000		Eni SpA	633,447
310,000	[4]	Intesa Sanpaolo SpA	888,064
15,000		Moncler SpA	365,411
60,000		Prada SpA	251,748
55,000		Terna SpA	310,941
150,000		UnipolSai SpA	339,889
		TOTAL	3,316,906
		Japan—23.2%
31,500		Aisin Seiki Co. Ltd.	1,554,215
30,200		Alps Electric Co. Ltd.	849,918
304,000		ANA Holdings, Inc.	996,639
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
17,000		Bandai Namco Holdings, Inc.	$607,436
55,200		Chugai Pharmaceutical Co. Ltd.	2,108,283
7,400		Daikin Industries Ltd.	725,901
8,200		Disco Corp.	1,415,783
30,000		Don Quijote Holdings Co. Ltd.	1,174,023
37,000		Doutor Nichires Holdings Co. Ltd.	793,094
155		Hoshino Resorts REIT, Inc.	800,534
1,700		Japan Hotel REIT Investment Corp.	1,232,745
15,400		Kao Corp.	971,436
2,000		Keyence Corp.	909,587
32,000		Kubota Corp.	506,985
46,300	[1]	Kyowa Hakko Kirin Co. Ltd.	792,602
46,300		Mitsubishi Electric Corp.	639,034
100,000		Mitsubishi UFJ Financial Group, Inc.	622,156
12,000		MS&AD Insurance Group Holdings, Inc.	421,717
7,500		Nidec Corp.	743,921
67,500		NSK Ltd.	806,584
32,000		NTT DOCOMO, Inc.	786,623
30,000		Orix Corp.	473,752
128,000	[1]	Osaka Gas Co. Ltd.	505,650
24,000	[4]	OSG Corp.	488,695
5,500		Secom Co. Ltd.	402,569
92,600		Sekisui House Ltd.	1,589,521
2,500		SMC Corp.	790,915
25,000		Subaru Corp.	846,346
44,400		Sumitomo Mitsui Financial Group, Inc.	1,587,797
18,000		Suzuki Motor Corp.	848,231
50,000		Taiyo Nippon Sanso Corp.	508,068
27,000		Teijin Ltd.	504,931
18,000		Tokio Marine Holdings, Inc.	765,190
8,700		Tokyo Electron Ltd.	1,234,663
54,000		Yamaha Motor Co. Ltd.	1,357,443
		TOTAL	31,362,987
		Netherlands—6.8%
21,000	[2,3]	ABN AMRO Group NV, GDR	540,962
11,173		Akzo Nobel NV	934,275
8,000		ASML Holding NV	1,055,442
6,000		Heineken NV	590,648
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—continued
55,000		ING Groep NV	$918,938
30,000		Koninklijke Philips NV	1,059,644
20,000		RELX NV	415,035
25,800		Royal Dutch Shell PLC, Class A, ADR	1,403,778
32,600		Unilever NV, GDR	1,856,928
10,000		Wolters Kluwer NV	438,538
		TOTAL	9,214,188
		Romania—1.2%
1,350,000		Banca Transilvania SA	996,599
75,000		Cineworld Group PLC	694,283
		TOTAL	1,690,882
		Spain—3.5%
83,600		Banco Bilbao Vizcaya Argentaria SA	681,418
115,000		Banco Santander SA, ADR	752,100
35,000		Bankinter SA	322,350
72,000		CaixaBank SA	340,218
15,000		Enagas SA	446,000
93,222		Iberdrola SA	743,471
14,000		Red Electrica Corporacion SA	314,202
18,000		Repsol SA	302,423
5,000		Tecnicas Reunidas SA	192,631
60,000	[1]	Telefonica SA, ADR	673,200
		TOTAL	4,768,013
		Sweden—6.4%
120,000		Cloetta AB	526,565
128,700		Husqvarna AB, Class B	1,332,012
20,000	[1]	Intrum Justitia AB	675,477
60,000		Nordea Bank AB	769,174
132,600		Peab AB	1,573,342
20,000		Saab AB, Class B	1,040,629
27,400		Skandinaviska Enskilda Banken AB, Class A	329,679
13,000		Svenska Cellulosa AB SCA, Class B	457,964
35,000	[1]	Swedish Orphan Biovitrum AB	549,358
87,200		Volvo AB, Class B	1,428,551
		TOTAL	8,682,751
		Taiwan—10.3%
300,000		Chailease Holding Co. Ltd.	809,792
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Taiwan—continued
1,632,400	Chang Hwa Commercial Bank Ltd.	$952,425
728,000	China Life Insurance Co. Ltd.	713,962
600,000	Chinatrust Financial Holding Co. Ltd.	381,969
250,000	Chunghwa Telecom Co. Ltd.	897,486
750,000	Far Eastern New Century Corp.	606,843
1,557,050	First Financial Holding Co. Ltd.	996,455
470,497	Hon Hai Precision Industry Co. Ltd.	1,605,166
514,555	Lite-On Technology Corp.	861,840
320,000	Pou Chen Corp.	440,692
135,000	Powertech Technology, Inc.	414,683
76,000	President Chain Store Corp.	678,074
514,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,458,324
300,000	Uni-President Enterprises Corp.	599,390
350,000	WPG Holdings Ltd.	467,756
	TOTAL	13,884,857
	TOTAL COMMON STOCKS (IDENTIFIED COST $113,225,998)	134,159,275
	INVESTMENT COMPANY—1.0%[5]
1,308,834	Federated Government Obligations Fund, Premier Shares, 0.70%[6] (including $983,664 purchased with proceeds from securities lending collateral)	1,308,834
	TOTAL INVESTMENT COMPANY (IDENTIFIED COST $1,308,834)	1,308,834
	TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $114,534,832)[7]	135,468,109
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[8]	(378,228)
	TOTAL NET ASSETS—100%	$135,089,881
At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1BIST 30 Long Futures	524	$1,788,676	June 2017	$35,546
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $1,365,109, which represented 1.0% of total net assets.
Semi-Annual Shareholder Report

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2017, these liquid restricted securities amounted to $1,365,109, which represented 1.0% of total net assets.
4	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
5	Affiliated holdings.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$13,729,623	$120,429,652	$—	$134,159,275
Investment Company	1,308,834	—	—	1,308,834
TOTAL SECURITIES	$15,038,457	$120,429,652	$—	$135,468,109
Other Financial Instruments*
Assets	$35,546	$—	$—	$35,546
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$35,546	$—	$—	$35,546
*	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$43.72	$48.84	$50.08	$55.05	$48.01	$42.91
Income From Investment Operations:
Net investment income[1]	0.49	0.66	0.60	0.55	0.56	0.68
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.75	(4.86)	(1.64)	(4.87)	7.02	4.89
TOTAL FROM INVESTMENT OPERATIONS	8.24	(4.20)	(1.04)	(4.32)	7.58	5.57
Less Distributions:
Distributions from net investment income	(0.80)	(0.92)	(0.20)	(0.65)	(0.54)	(0.47)
Net Asset Value, End of Period	$51.16	$43.72	$48.84	$50.08	$55.05	$48.01
Total Return[2]	19.18%	(8.77)%	(2.08)%	(7.93)%	15.91%	13.20%
Ratios to Average Net Assets:
Net expenses	1.30%[3]	1.28%	1.30%[4]	1.29%	1.40%	1.48%
Net investment income	2.09%[3]	1.47%	1.19%	1.03%	1.11%	1.52%
Expense waiver/reimbursement[5]	0.50% [3]	0.42%	0.30%	0.21%	0.11%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,857	$54,241	$79,404	$112,358	$296,381	$262,870
Portfolio turnover	22%	56%	49%	64%	58%	54%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios is 1.30% for the year ended November 30, 2015, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$43.35	$48.42	$49.85	$54.75	$47.72	$42.59
Income From Investment Operations:
Net investment income[1]	0.29	0.32	0.23	0.19	0.18	0.31
Net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency transactions	7.77	(4.87)	(1.66)	(4.91)	6.95	4.93
TOTAL FROM INVESTMENT OPERATIONS	8.06	(4.55)	(1.43)	(4.72)	7.13	5.24
Less Distributions:
Distributions from net investment income	(0.33)	(0.52)	—	(0.18)	(0.10)	(0.11)
Net Asset Value, End of Period	$51.08	$43.35	$48.42	$49.85	$54.75	$47.72
Total Return[2]	18.72%	(9.50)%	(2.87)%	(8.65)%	14.97%	12.34%
Ratios to Average Net Assets:
Net expenses	2.09%[3]	2.07%	2.09%[4]	2.09%	2.20%	2.27%
Net investment income	1.24%[3]	0.72%	0.46%	0.35%	0.35%	0.69%
Expense waiver/reimbursement[5]	0.51%[3]	0.45%	0.37%	0.29%	0.23%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,960	$2,536	$5,003	$6,927	$9,482	$10,583
Portfolio turnover	22%	56%	49%	64%	58%	54%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios is 2.09% for the year ended November 30, 2015, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$43.14	$48.23	$49.65	$54.58	$47.61	$42.49
Income From Investment Operations:
Net investment income[1]	0.29	0.32	0.22	0.19	0.17	0.30
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.71	(4.84)	(1.64)	(4.89)	6.95	4.93
TOTAL FROM INVESTMENT OPERATIONS	8.00	(4.52)	(1.42)	(4.70)	7.12	5.23
Less Distributions:
Distributions from net investment income	(0.42)	(0.57)	—	(0.23)	(0.15)	(0.11)
Net Asset Value, End of Period	$50.72	$43.14	$48.23	$49.65	$54.58	$47.61
Total Return[2]	18.71%	(9.48)%	(2.86)%	(8.65)%	14.98%	12.34%
Ratios to Average Net Assets:
Net expenses	2.09%[3]	2.07%	2.07%[4]	2.07%	2.19%	2.27%
Net investment income	1.26%[3]	0.73%	0.43%	0.36%	0.33%	0.67%
Expense waiver/reimbursement[5]	0.40% [3]	0.35%	0.27%	0.20%	0.11%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,275	$19,569	$26,696	$32,783	$44,764	$43,430
Portfolio turnover	22%	56%	49%	64%	58%	54%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios is 2.07% for the year ended November 30, 2015, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$43.59	$48.72	$50.05	$55.01	$47.98	$43.00
Income From Investment Operations:
Net investment income[1]	0.55	0.83	0.80	0.79	0.73	0.78
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.71	(4.87)	(1.67)	(4.94)	6.99	4.92
TOTAL FROM INVESTMENT OPERATIONS	8.26	(4.04)	(0.87)	(4.15)	7.72	5.70
Less Distributions:
Distributions from net investment income	(1.00)	(1.09)	(0.46)	(0.81)	(0.69)	(0.72)
Net Asset Value, End of Period	$50.85	$43.59	$48.72	$50.05	$55.01	$47.98
Total Return[2]	19.36%	(8.48)%	(1.75)%	(7.64)%	16.27%	13.56%
Ratios to Average Net Assets:
Net expenses	0.98%[3]	0.96%	0.99%[4]	0.99%	1.09%	1.17%
Net investment income	2.36%[3]	1.86%	1.59%	1.50%	1.49%	1.73%
Expense waiver/reimbursement[5]	0.40% [3]	0.35%	0.27%	0.20%	0.13%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,984	$58,612	$77,569	$152,673	$275,579	$193,171
Portfolio turnover	22%	56%	49%	64%	58%	54%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios is 0.99% for the year ended November 30, 2015, after taking into account these expense reductions.
5	The expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,			Period Ended 11/30/2013[1]
		2016	2015	2014
Net Asset Value, Beginning of Period	$43.71	$48.85	$50.21	$55.05	$51.01
Income From Investment Operations:
Net investment income (loss)[2]	0.55	0.79	0.79	1.07	(0.06)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.75	(4.83)	(1.67)	(5.26)	4.10
TOTAL FROM INVESTMENT OPERATIONS	8.30	(4.04)	(0.88)	(4.19)	4.04
Less Distributions:
Distributions from net investment income	(1.01)	(1.10)	(0.48)	(0.65)	—
Net Asset Value, End of Period	$51.00	$43.71	$48.85	$50.21	$55.05
Total Return[3]	19.39%	(8.45)%	(1.76)%	(7.69)%	7.92%
Ratios to Average Net Assets:
Net expenses	0.95%[4]	0.93%	0.95%[5]	0.95%	0.94%[4]
Net investment income (loss)	2.38%[4]	1.76%	1.58%	2.04%	(0.36)%[4]
Expense waiver/reimbursement[6]	0.40%[4]	0.35%	0.27%	0.21%	—%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,015	$6,317	$5,707	$6,287	$0[7]
Portfolio turnover	22%	56%	49%	64%	58%[8]
1	Reflects operations for the period from August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.95% for the year ended November 30, 2015, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $937,580 of securities loaned and $1,308,834 of investment in an affiliated holding (Note 5) (identified cost $114,534,832)		$135,468,109
Restricted cash (Note 2)		137,974
Cash denominated in foreign currencies (identified cost $13,333)		14,010
Income receivable		744,368
Receivable for shares sold		83,358
TOTAL ASSETS		136,447,819
Liabilities:
Payable for collateral due to broker for securities lending	$983,664
Payable for shares redeemed	188,084
Bank overdraft	682
Payable for portfolio accounting fees	48,194
Payable for transfer agent fee	46,465
Payable for distribution services fee (Note 5)	13,597
Payable for other service fees (Notes 2 and 5)	9,507
Payable for investment adviser fee (Note 5)	3,581
Payable for administrative fee (Note 5)	291
Accrued expenses (Note 5)	63,873
TOTAL LIABILITIES		1,357,938
Net assets for 2,651,731 shares outstanding		$135,089,881
Net Assets Consists of:
Paid-in capital		$368,694,008
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		20,955,087
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(255,572,690)
Undistributed net investment income		1,013,476
TOTAL NET ASSETS		$135,089,881
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($43,856,638 ÷ 857,245 shares outstanding), no par value, unlimited shares authorized	$51.16
Offering price per share (100/94.50 of $51.16)	$54.14
Redemption proceeds per share	$51.16
Class B Shares:
Net asset value per share ($1,959,937 ÷ 38,373 shares outstanding), no par value, unlimited shares authorized	$51.08
Offering price per share	$51.08
Redemption proceeds per share (94.50/100 of $51.08)	$48.27
Class C Shares:
Net asset value per share ($19,274,671 ÷ 380,005 shares outstanding), no par value, unlimited shares authorized	$50.72
Offering price per share	$50.72
Redemption proceeds per share (99.00/100 of $50.72)	$50.21
Institutional Shares:
Net asset value per share ($62,983,642 ÷ 1,238,549 shares outstanding), no par value, unlimited shares authorized	$50.85
Offering price per share	$50.85
Redemption proceeds per share	$50.85
Class R6 Shares:
Net asset value per share ($7,014,993 ÷ 137,559 shares outstanding), no par value, unlimited shares authorized	$51.00
Offering price per share	$51.00
Redemption proceeds per share	$51.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Dividends (including $2,977 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $322,430)			$1,988,350
Interest (including income on securities loaned of $262,390)			262,501
TOTAL INCOME			2,250,851
Expenses:
Investment adviser fee (Note 5)		$602,811
Administrative fee (Note 5)		52,579
Custodian fees		50,725
Transfer agent fees (Notes 2 and 5)		116,299
Directors'/Trustees' fees (Note 5)		873
Auditing fees		14,156
Legal fees		3,358
Distribution services fee (Note 5)		79,483
Other service fees (Notes 2 and 5)		83,344
Portfolio accounting fees		70,183
Share registration costs		36,281
Printing and postage		17,221
Miscellaneous (Note 5)		13,665
TOTAL EXPENSES		1,140,978
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(269,288)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(24,501)
TOTAL WAIVERS AND REIMBURSEMENTS		(293,789)
Net expenses			847,189
Net investment income			1,403,662
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $211 on sales of investments in an affiliated holding (Note 5))			7,047,881
Net realized gain on futures contracts			597,931
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions			14,511,628
Net change in unrealized appreciation of futures contracts			1,751
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			22,159,191
Change in net assets resulting from operations			$23,562,853
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,403,662	$2,567,790
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	7,645,812	(2,783,602)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	14,513,379	(16,110,305)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,562,853	(16,326,117)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(839,350)	(1,478,071)
Class B Shares	(18,090)	(51,576)
Class C Shares	(174,842)	(308,180)
Class R Shares	—	(33,213)
Institutional Shares	(1,329,959)	(1,770,112)
Class R6 Shares	(144,747)	(129,260)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,506,988)	(3,770,412)
Share Transactions:
Proceeds from sale of shares	9,945,434	28,112,911
Net asset value of shares issued to shareholders in payment of distributions declared	1,998,095	3,053,770
Cost of shares redeemed	(39,183,752)	(65,857,712)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,240,223)	(34,691,031)
Change in net assets	(6,184,358)	(54,787,560)
Net Assets:
Beginning of period	141,274,239	196,061,799
End of period (including undistributed net investment income of $1,013,476 and $2,116,802, respectively)	$135,089,881	$141,274,239
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek long-term capital appreciation.
On June 1, 2015, Class B Shares were closed to new accounts/investors and were closed to new purchases/exchanges by existing shareholders on August 1, 2015.
On September 1, 2016, pursuant to a plan of conversion, Class R shareholders automatically received shares of Class R6 in exchange for their Class R Shares without any fee, load or charge. Class R Shares operated up to and including the close of business on August 31, 2016. The conversion occurred on a tax-free basis. For every one share of R Shares exchanged, a shareholder received 0.989 of the Fund's R6 Shares.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $293,789 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2017, the Fund's former custodian reimbursed $508 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
For the six months ended May 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$61,358	$(22,646)
Class B Shares	3,412	(1,124)
Class C Shares	19,421	(158)
Institutional Shares	29,863	(65)
Class R6 Shares	2,245	—
TOTAL	$116,299	$(23,993)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$56,850
Class B Shares	2,749
Class C Shares	23,745
TOTAL	$83,344
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage country risk, currency risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk
Semi-Annual Shareholder Report

that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $2,749,609. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments. At May 31, 2017, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $137,081 and $32,557, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2017, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$937,580	$983,664
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Restricted cash	$35,546*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[1]	Total
Equity contracts	$597,931	$—	$597,931
Foreign exchange contracts	—	630,668	630,668
TOTAL	$597,931	$630,668	$1,228,599

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[2]	Total
Equity contracts	$1,751	$—	$1,751
Foreign exchange contracts	—	(730,005)	(730,005)
TOTAL	$1,751	$(730,005)	$(728,254)
1	The net realized gain on Foreign Exchange Contracts is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation of Foreign Exchange Contracts is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	31,218	$1,462,299	187,073	$8,342,540
Shares issued to shareholders in payment of distributions declared	18,310	795,953	29,394	1,405,638
Shares redeemed	(432,928)	(19,783,204)	(601,516)	(26,913,615)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(383,400)	$(17,524,952)	(385,049)	$(17,165,437)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares issued to shareholders in payment of distributions declared	413	$17,978	1,062	$50,705
Shares redeemed	(20,539)	(954,066)	(45,889)	(2,054,668)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(20,126)	$(936,088)	(44,827)	$(2,003,963)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	46,218	$2,149,911	58,491	$2,595,412
Shares issued to shareholders in payment of distributions declared	3,861	166,942	5,833	277,194
Shares redeemed	(123,707)	(5,695,339)	(164,222)	(7,314,230)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(73,628)	$(3,378,486)	(99,898)	$(4,441,624)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	6,102	$273,392
Shares issued to shareholders in payment of distributions declared	—	—	674	31,868
Shares redeemed	—	—	(41,571)	(1,864,864)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	—	$—	(34,795)	$(1,559,604)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	127,646	$5,782,457	335,611	$15,191,510
Shares issued to shareholders in payment of distributions declared	20,243	873,468	24,387	1,159,105
Shares redeemed	(254,000)	(11,723,607)	(607,534)	(27,142,876)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(106,111)	$(5,067,682)	(247,536)	$(10,792,261)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	11,536	$550,767	11,109	$507,135
Shares exchanged from Class R Shares	—	—	26,677	1,202,922
Shares issued to shareholders in payment of distributions declared	3,323	143,754	2,713	129,260
Shares redeemed	(21,811)	(1,027,536)	(12,814)	(567,459)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(6,952)	$(333,015)	27,685	$1,271,858
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(590,217)	$(27,240,223)	(784,420)	$(34,691,031)
4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $114,534,832. The net unrealized appreciation of investments for federal tax purposes, excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts, was $20,933,277. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,057,801 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,124,524.
At November 30, 2016, the Fund had a capital loss carryforward of $262,488,519 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$11,959,787	$46,087	$12,005,874
2017	$250,482,645	NA	$250,482,645
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. For the six months ended May 31, 2017, the Adviser voluntarily waived $268,740 of its fee and reimbursed $23,993 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the fee paid to FAS was 0.078% of the average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$8,247
Class C Shares	71,236
TOTAL	$79,483
For the six months ended May 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC retained $8,791 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $866 in sales charges from the sale of Class A Shares. FSC also retained $2,818 and $306 of CDSC relating to redemptions of Class B and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $5,523 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after
Semi-Annual Shareholder Report

the voluntary waivers and reimbursements) will not exceed 1.29%, 2.08%, 2.08%, 0.98% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $548. Transactions with the affiliated holdings during the six months ended May 31, 2017, were as follows:
	Federated Government Obligations Fund, Premier Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2016	3,503,972	3,855,175	7,359,147
Purchases/Additions	2,305,830	12,716,557	15,022,387
Sales/Reductions	(4,500,968)	(16,571,732)	(21,072,700)
Balance of Shares Held 5/31/2017	1,308,834	—	1,308,834
Value	$1,308,834	$—	$1,308,834
Dividend Income	$55	$2,922	$2,977
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, are as follows:
Purchases	$29,677,202
Sales	$53,209,350
Semi-Annual Shareholder Report

7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
11. SUBSEQUENT EVENT
On May 18, 2017, the Trustees approved an Agreement and Plan of Reorganization (“Reorganization”) pursuant to which Federated International Leaders Fund will acquire all or substantially all of the assets of the Fund in complete liquidation and termination of the Fund. On August 11, 2017, a special meeting of shareholders will be held to approve or disapprove the proposed agreement and assuming shareholder approval is obtained, the Reorganization is expected to occur in the third quarter of 2017.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,191.80	$7.10
Class B Shares	$1,000	$1,187.20	$11.40
Class C Shares	$1,000	$1,187.10	$11.40
Institutional Shares	$1,000	$1,193.60	$5.36
Class R6 Shares	$1,000	$1,193.90	$5.20
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.45	$6.54
Class B Shares	$1,000	$1,014.51	$10.50
Class C Shares	$1,000	$1,014.51	$10.50
Institutional Shares	$1,000	$1,020.04	$4.94
Class R6 Shares	$1,000	$1,020.19	$4.78
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class B Shares	2.09%
Class C Shares	2.09%
Institutional Shares	0.98%
Class R6 Shares	0.95%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated InterContinental Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board, including the proposed reorganization of the Fund into another Federated Fund.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Semi-Annual Shareholder Report

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172511
CUSIP 314172495
CUSIP 314172487
CUSIP 314172461
CUSIP 314172164
38765 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	IVFAX
C	IVFCX
Institutional	IVFIX
R6	IVFLX

Federated International Strategic Value Dividend Fund
Fund Established 2008

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	35.3%
Canada	16.5%
France	9.8%
Switzerland	6.1%
Mexico	4.6%
United States	3.8%
Germany	3.5%
Singapore	3.4%
Luxembourg	3.3%
Sweden	2.4%
Australia	2.0%
Japan	1.6%
Norway	1.6%
Spain	1.5%
Italy	1.1%
Brazil	1.0%
Cash Equivalents[2]	0.5%
Other Assets and Liabilities—Net[3]	2.0%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

At May 31, 2017, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Telecommunication Services	18.6%
Utilities	17.5%
Consumer Staples	16.8%
Health Care	15.5%
Financials	13.7%
Energy	8.4%
Consumer Discretionary	4.1%
Industrials	1.7%
Materials	1.2%
Cash Equivalents[2]	0.5%
Other Assets and Liabilities—Net[3]	2.0%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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2

Portfolio of Investments
May 31, 2017 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—97.5%
	Consumer Discretionary—4.1%
1,103,000	SES SA	$27,300,801
309,400	Shaw Communications, Inc., Class B	6,610,123
	TOTAL	33,910,924
	Consumer Staples—16.8%
1,390,000	Ambev SA, ADR	7,936,900
125,115	British American Tobacco PLC	8,949,000
696,611	Imperial Brands PLC	32,575,561
343,800	Japan Tobacco, Inc.	12,922,746
6,105,000	Kimberly-Clark de Mexico SAB de CV, ADR, Class A	12,114,394
79,027	Nestle SA	6,744,924
261,695	Philip Morris International, Inc.	31,351,061
11,166,000	Wal-Mart de Mexico SAB de CV	25,564,547
	TOTAL	138,159,133
	Energy—8.4%
3,314,620	BP PLC	19,989,506
140,000	Enbridge, Inc.	5,389,199
624,894	TOTAL SA	33,265,633
221,000	TransCanada Corp.	10,259,400
	TOTAL	68,903,738
	Financials—13.7%
789,300	Admiral Group PLC	20,718,576
119,100	Bank of Montreal	7,994,075
199,000	Canadian Imperial Bank of Commerce	15,559,372
145,471	Muenchener Rueckversicherungs-Gesellschaft AG	28,727,945
329,000	SCOR SE	12,975,606
820,100	Swedbank AB, Class A	19,769,843
150,000	Toronto-Dominion Bank	7,151,052
	TOTAL	112,896,469
	Health Care—15.5%
513,373	AstraZeneca PLC	34,669,819
965,543	GlaxoSmithKline PLC	21,094,026
227,260	Novartis AG	18,595,313
44,270	Roche Holding AG	12,163,122
344,586	Sanofi	34,157,296
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3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
390,000		Sonic Healthcare Ltd.	$6,715,077
		TOTAL	127,394,653
		Industrials—1.7%
1,631,728		BAE Systems PLC	14,007,216
		Materials—1.2%
880,000		Amcor Ltd.	10,018,998
		Telecommunication Services—18.6%
623,000		BCE, Inc.	28,229,507
2,350,000		BT Group PLC	9,376,091
10,311,385		Singapore Telecommunications Ltd.	28,018,041
26,755		Swisscom AG	12,831,313
774,000		Telenor ASA	12,798,455
629,900		TELUS Corp.	21,421,776
13,548,818		Vodafone Group PLC	40,457,927
		TOTAL	153,133,110
		Utilities—17.5%
690,000		Emera, Inc.	24,609,837
268,000		Fortis, Inc.	8,822,564
2,512,832		National Grid-SP PLC	35,297,297
557,300		Red Electrica Corp. SA	12,507,485
1,842,050		SSE PLC	35,722,699
1,630,000		Terna Rete Elettrica Nazionale SpA	9,215,168
1,312,836		United Utilities Group PLC	17,412,310
		TOTAL	143,587,360
		TOTAL COMMON STOCKS (IDENTIFIED COST $760,747,939)	802,011,601
		INVESTMENT COMPANY—0.5%
4,285,337	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[2] (IDENTIFIED COST $4,286,622)	4,286,622
		TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $765,034,561)[3]	806,298,223
		OTHER ASSETS AND LIABILITIES - NET—2.0%[4]	16,344,324
		TOTAL NET ASSETS—100%	$822,642,547
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4

1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$31,351,061	$—	$—	$31,351,061
International	181,662,746	588,997,794[1]	—	770,660,540
Investment Company	4,286,622	—	—	4,286,622
TOTAL SECURITIES	$217,300,429	$588,997,794	$—	$806,298,223
1	Includes $60,030,752 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$3.36	$3.63	$4.17	$4.21	$3.88	$3.61
Income From Investment Operations:
Net investment income[1]	0.08	0.12	0.13	0.19	0.15	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	(0.28)	(0.52)	(0.03)	0.32	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.53	(0.16)	(0.39)	0.16	0.47	0.40
Less Distributions:
Distributions from net investment income	(0.09)	(0.11)	(0.13)	(0.20)	(0.14)	(0.13)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.02)	(0.00)[2]	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.09)	(0.11)	(0.15)	(0.20)	(0.14)	(0.13)
Net Asset Value, End of Period	$3.80	$3.36	$3.63	$4.17	$4.21	$3.88
Total Return[3]	15.86%	(4.66)%	(9.67)%	3.68%	12.25%	11.37%
Ratios to Average Net Assets:
Net expenses	1.11%[4]	1.11%[5]	1.10%[5]	1.11%	1.10%	1.04%
Net investment income	4.39%[4]	3.21%	3.28%	4.48%	3.70%	4.34%
Expense waiver/reimbursement[6]	0.18%[4]	0.14%	0.14%	0.14%	0.18%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$178,989	$194,782	$229,755	$311,840	$263,210	$110,082
Portfolio turnover	9%	27%	39%	11%	14%	26%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.11% and 1.10% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$3.34	$3.61	$4.15	$4.19	$3.86	$3.60
Income From Investment Operations:
Net investment income[1]	0.07	0.09	0.10	0.15	0.12	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.43	(0.28)	(0.52)	(0.02)	0.32	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.50	(0.19)	(0.42)	0.13	0.44	0.36
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.10)	(0.17)	(0.11)	(0.10)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.02)	(0.00)[2]	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.07)	(0.08)	(0.12)	(0.17)	(0.11)	(0.10)
Net Asset Value, End of Period	$3.77	$3.34	$3.61	$4.15	$4.19	$3.86
Total Return[3]	15.23%	(5.27)%	(10.33)%	3.01%	11.57%	10.29%
Ratios to Average Net Assets:
Net expenses	1.85%[4]	1.85%[5]	1.85%[5]	1.86%	1.85%	1.79%
Net investment income	3.79%[4]	2.46%	2.54%	3.60%	3.00%	3.56%
Expense waiver/reimbursement[6]	0.17%[4]	0.14%	0.14%	0.14%	0.18%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,665	$95,496	$114,801	$123,868	$77,421	$23,155
Portfolio turnover	9%	27%	39%	11%	14%	26%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.85% and 1.85% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$3.37	$3.63	$4.18	$4.22	$3.88	$3.61
Income From Investment Operations:
Net investment income[1]	0.09	0.12	0.14	0.19	0.16	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.44	(0.27)	(0.53)	(0.02)	0.33	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.53	(0.15)	(0.39)	0.17	0.49	0.41
Less Distributions:
Distributions from net investment income	(0.09)	(0.11)	(0.14)	(0.21)	(0.15)	(0.14)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.02)	(0.00)[2]	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.09)	(0.11)	(0.16)	(0.21)	(0.15)	(0.14)
Net Asset Value, End of Period	$3.81	$3.37	$3.63	$4.18	$4.22	$3.88
Total Return[3]	15.96%	(4.17)%	(9.67)%	3.91%	12.78%	11.66%
Ratios to Average Net Assets:
Net expenses	0.86%[4]	0.86%[5]	0.85%[5]	0.86%	0.85%	0.79%
Net investment income	4.85%[4]	3.39%	3.56%	4.52%	4.02%	4.55%
Expense waiver/reimbursement[6]	0.14%[4]	0.14%	0.14%	0.14%	0.18%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$544,579	$538,267	$415,083	$522,221	$323,386	$134,463
Portfolio turnover	9%	27%	39%	11%	14%	26%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.86% and 0.85% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2017[1]
Net Asset Value, Beginning of Period	$3.48
Income From Investment Operations:
Net investment income[2]	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.40
Less Distributions:
Distributions from net investment income	(0.07)
Distributions from net realized gain on investments and foreign currency transactions	—
TOTAL DISTRIBUTIONS	(0.07)
Net Asset Value, End of Period	$3.81
Total Return[3]	11.69%
Ratios to Average Net Assets:
Net expenses	0.85%[4]
Net investment income	8.61%[4]
Expense waiver/reimbursement[5]	0.07%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,409
Portfolio turnover	9%
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to May 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $4,286,622 of investment in an affiliated holding (Note 5) (identified cost $765,034,561)		$806,298,223
Cash denominated in foreign currencies (identified cost $6,618,212)		6,907,469
Income receivable		8,137,626
Receivable for shares sold		3,686,710
Receivable for investments sold		1,687,374
TOTAL ASSETS		826,717,402
Liabilities:
Payable for shares redeemed	$3,735,198
Payable to transfer agent	94,572
Payable for distribution services fee (Note 5)	59,523
Payable for other service fees (Notes 2 and 5)	56,570
Payable for investment adviser fee (Note 5)	15,357
Payable for administrative fee (Note 5)	1,768
Accrued expenses (Note 5)	111,867
TOTAL LIABILITIES		4,074,855
Net assets for 216,262,340 shares outstanding		$822,642,547
Net Assets Consists of:
Paid-in capital		$896,544,289
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		41,514,696
Accumulated net realized loss on investments and foreign currency transactions		(116,819,758)
Undistributed net investment income		1,403,320
TOTAL NET ASSETS		$822,642,547
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($178,989,197 ÷ 47,059,223 shares outstanding), no par value, unlimited shares authorized	$3.80
Offering price per share (100/94.50 of $3.80)	$4.02
Redemption proceeds per share	$3.80
Class C Shares:
Net asset value per share ($94,665,419 ÷ 25,086,466 shares outstanding), no par value, unlimited shares authorized	$3.77
Offering price per share	$3.77
Redemption proceeds per share (99.00/100 of $3.77)	$3.73
Institutional Shares:
Net asset value per share ($544,579,141 ÷ 142,958,884 shares outstanding), no par value, unlimited shares authorized	$3.81
Offering price per share	$3.81
Redemption proceeds per share	$3.81
Class R6 Shares:
Net asset value per share ($4,408,790 ÷ 1,157,767 shares outstanding), no par value, unlimited shares authorized	$3.81
Offering price per share	$3.81
Redemption proceeds per share	$3.81
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Dividends (including $36,097 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $2,181,054)			$23,121,833
Expenses:
Investment adviser fee (Note 5)		$3,064,204
Administrative fee (Note 5)		320,731
Custodian fees		83,302
Transfer agent fees (Note 2)		467,485
Directors'/Trustees' fees (Note 5)		3,780
Auditing fees		16,091
Legal fees		3,104
Distribution services fee (Note 5)		348,812
Other service fees (Notes 2 and 5)		341,422
Portfolio accounting fees		77,711
Share registration costs		49,151
Printing and postage		28,105
Miscellaneous (Note 5)		16,013
TOTAL EXPENSES		4,819,911
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(384,508)
Reimbursement of other operating expenses (Notes 2 and 5)	(250,888)
TOTAL WAIVER AND REIMBURSEMENTS		(635,396)
Net expenses			4,184,515
Net investment income			18,937,318
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(1,733,385)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			104,363,554
Net realized and unrealized gain on investments and foreign currency transactions			102,630,169
Change in net assets resulting from operations			$121,567,487
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,937,318	$24,865,017
Net realized loss on investments and foreign currency transactions	(1,733,385)	(36,316,356)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	104,363,554	(37,009,369)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	121,567,487	(48,460,708)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,296,832)	(6,586,952)
Class C Shares	(1,923,304)	(2,490,991)
Institutional Shares	(13,814,198)	(13,731,453)
Class R6 Shares	(53,179)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,087,513)	(22,809,396)
Share Transactions:
Proceeds from sale of shares	194,742,140	530,828,764
Net asset value of shares issued to shareholders in payment of distributions declared	17,152,516	19,890,181
Cost of shares redeemed	(319,277,002)	(410,542,618)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(107,382,346)	140,176,327
Change in net assets	(5,902,372)	68,906,223
Net Assets:
Beginning of period	828,544,919	759,638,696
End of period (including undistributed net investment income of $1,403,320 and $2,553,515, respectively)	$822,642,547	$828,544,919
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
The Fund's R6 class commenced operations on January 27, 2017.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets,
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except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $635,396 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
For the six months ended May 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$126,738	$(77,103)
Class C Shares	60,708	(35,828)
Institutional Shares	279,947	(137,957)
Class R6 Shares	92	—
TOTAL	$467,485	$(250,888)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver may be modified or terminated at any time. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$225,362
Class C Shares	116,060
TOTAL	$341,422
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of defaults or terminations. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At May 31, 2017, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $357 and $194, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts[1]
Foreign exchange contracts	$(437,560)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts[2]
Foreign exchange contracts	$2,499
1	The net realized (loss) on Foreign Exchange Contracts is found within the net realized loss on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Foreign Exchange Contracts is found within the Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,210,343	$29,237,023	29,204,165	$105,163,688
Shares issued to shareholders in payment of distributions declared	1,116,703	4,048,757	1,630,472	5,849,548
Shares redeemed	(20,223,670)	(71,622,972)	(36,207,647)	(129,083,167)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,896,624)	$(38,337,192)	(5,373,010)	$(18,069,931)
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	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,354,071	$8,369,048	7,709,409	$27,701,830
Shares issued to shareholders in payment of distributions declared	498,606	1,799,755	649,691	2,311,850
Shares redeemed	(6,395,114)	(22,536,247)	(11,570,121)	(40,850,124)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,542,437)	$(12,367,444)	(3,211,021)	$(10,836,444)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	42,839,167	$152,898,656	109,950,611	$397,963,246
Shares issued to shareholders in payment of distributions declared	3,088,490	11,250,828	3,258,780	11,728,783
Shares redeemed	(62,854,031)	(225,082,465)	(67,588,208)	(240,609,327)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(16,926,374)	$(60,932,981)	45,621,183	$169,082,702

	Period Ended 5/31/2017[1]		Year Ended 11/30/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,153,143	$4,237,413	—	$—
Shares issued to shareholders in payment of distributions declared	14,202	53,176	—	—
Shares redeemed	(9,578)	(35,318)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,157,767	$4,255,271	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(30,207,668)	$(107,382,346)	37,037,152	$140,176,327
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to May 31, 2017.
4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $765,034,561. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities was $41,263,662. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,111,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,847,931.
As of November 30, 2016, the Fund had a capital loss carryforward of $114,898,838 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
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federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$33,967,368	$80,931,470	$114,898,838
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the Adviser voluntarily waived $379,800 of its fee and reimbursed $250,888 of transfer agent fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$348,812
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC retained $70,698 of fees paid by the Fund. For the six months ended May 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $20,027 in sales charges from the sale of Class A Shares. FSC also retained $7,452 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $2,767 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 1.85%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statements of Assets and Liabilities and Statements of Operations, respectively.
Transactions with Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $4,708. Transactions involving the affiliated holding during the six months ended May 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2016	9,155,812
Purchases/Additions	122,843,586
Sales/Reductions	(127,714,061)
Balance of Shares Held 5/31/2017	4,285,337
Value	$4,286,622
Dividend Income	$36,097
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$70,931,525
Sales	$184,127,106
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
10. Regulatory UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,158.60	$5.97
Class C Shares	$1,000	$1,152.30	$9.93
Institutional Shares	$1,000	$1,159.60	$4.63
Class R6 Shares	$1,000	$1,159.40	$3.14[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.40	$5.59
Class C Shares	$1,000	$1,015.71	$9.30
Institutional Shares	$1,000	$1,020.64	$4.33
Class R6 Shares	$1,000	$1,020.69	$4.28[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.11%
Class C Shares	1.85%
Institutional Shares	0.86%
Class R6 Shares	0.85%
2	“Actual” expense information for the Fund's Class R6 Shares is for the period from January 27, 2017 (date of initial investment) to May 31, 2017. Actual expenses are equal to the Fund's annualized net expense ratio of 0.85% multiplied by 125/365 (to reflect the period from initial investment to May 31, 2017). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated International Strategic Value Dividend Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
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Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
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Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
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enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172388
CUSIP 314172370
CUSIP 314172362
CUSIP 31421N824
40776 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	FVOAX
C	FVOCX
Institutional	FVOIX

Federated Managed Volatility Fund
Fund Established 2014

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	30.4%
U.S. Government Agency Mortgage-Backed Securities	20.2%
Domestic Fixed-Income Securities	13.2%
International Fixed-Income Securities	10.2%
Foreign Governments/Agencies	4.9%
International Equity Securities	3.8%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.8%
U.S. Treasury	1.0%
Derivative Contracts[2]	0.8%
Other Security Type[3]	0.3%
Cash Equivalents[4]	10.6%
Other Assets and Liabilities—Net[5]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, swaptions, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other Security Type consists of option contracts.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2017, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	25.0%
Information Technology	14.0%
Health Care	12.4%
Industrials	10.9%
Energy	10.1%
Consumer Staples	6.6%
Consumer Discretionary	5.3%
Utilities	4.9%
Real Estate	4.1%
Telecommunication Services	3.9%
Materials	2.8%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2017 (unaudited)
Shares or Contracts		Value
	COMMON STOCKS—34.3%
	Consumer Discretionary—2.1%
168	CBS Corp., Class B	$10,267
177	Choice Hotels International, Inc.	11,496
160	D. R. Horton, Inc.	5,230
341	Goodyear Tire & Rubber Co.	10,987
81	Home Depot, Inc.	12,434
375	Honda Motor Co. Ltd., ADR	10,474
96	McDonald's Corp.	14,485
509	Regal Entertainment Group	10,587
300	TJX Cos., Inc.	22,563
138	Time Warner, Inc.	13,730
	TOTAL	122,253
	Consumer Staples—2.3%
157	CVS Health Corp.	12,062
921	Conagra Brands, Inc.	35,495
44	Ingredion, Inc.	5,020
251	Smucker (J.M.) Co.	32,090
155	Spectrum Brands Holdings, Inc.	20,840
324	Wal-Mart Stores, Inc.	25,467
	TOTAL	130,974
	Energy—3.5%
453	BP PLC, ADR	16,376
639	Baker Hughes, Inc.	35,241
494	ENI S.p.A., ADR	15,739
58	EOG Resources, Inc.	5,238
202	Exxon Mobil Corp.	16,261
1,211	Ensco PLC	7,557
258	Helmerich & Payne, Inc.	13,586
1,718	Nabors Industries Ltd.	15,118
386	Oceaneering International, Inc.	9,411
1,212	PBF Energy, Inc.	23,416
190	Targa Resources Investments, Inc.	8,727
141	Tesoro Petroleum Corp.	11,737
212	Total SA, ADR	11,087
Semi-Annual Shareholder Report
3

Shares or Contracts		Value
	COMMON STOCKS—continued
	Energy—continued
183	Valero Energy Corp.	$11,249
	TOTAL	200,743
	Financials—8.6%
240	Aflac, Inc.	18,091
493	Allstate Corp.	42,566
138	American Express Co.	10,618
602	BB&T Corp.	25,073
1,874	Bank of America Corp.	41,996
82	Chubb Ltd.	11,742
379	Citigroup, Inc.	22,945
319	Discover Financial Services	18,725
450	East West Bancorp, Inc.	24,628
112	Goldman Sachs Group, Inc.	23,661
263	Hartford Financial Services Group, Inc.	12,990
498	JPMorgan Chase & Co.	40,911
365	Lazard Ltd., Class A	16,242
66	M&T Bank Corp.	10,327
971	Morgan Stanley	40,530
887	Old Republic International Corp.	17,545
309	PNC Financial Services Group	36,678
140	Raymond James Financial, Inc.	10,118
529	Sun Life Financial Services of Canada	17,319
235	The Bank of New York Mellon Corp.	11,073
145	The Travelers Cos, Inc.	18,103
266	U.S. Bancorp	13,537
191	Wells Fargo & Co.	9,768
	TOTAL	495,186
	Health Care—4.2%
364	AbbVie, Inc.	24,031
100	Aetna, Inc.	14,486
72	Allergan PLC	16,110
115	AmerisourceBergen Corp.	10,554
128	Amgen, Inc.	19,871
136	Anthem, Inc.	24,800
60	Becton, Dickinson & Co.	11,354
193	Cardinal Health, Inc.	14,338
392	GlaxoSmithKline PLC, ADR	17,338
86	Johnson & Johnson	11,029
Semi-Annual Shareholder Report
4

Shares or Contracts		Value
	COMMON STOCKS—continued
	Health Care—continued
346	Merck & Co., Inc.	$22,528
310	Pfizer, Inc.	10,122
233	Quest Diagnostics, Inc.	25,343
133	UnitedHealth Group, Inc.	23,299
	TOTAL	245,203
	Industrials—3.7%
319	Allison Transmission Holdings, Inc.	12,351
65	Boeing Co. (The)	12,196
224	Delta Air Lines, Inc.	11,005
105	Deere & Co.	12,858
274	Eaton Corp. PLC	21,202
133	Huntington Ingalls Industries, Inc.	26,043
273	Ingersoll-Rand PLC	24,461
66	L3 Technologies, Inc.	11,127
186	Manpower Group, Inc.	18,948
531	Masco Corp.	19,780
138	Norfolk Southern Corp.	17,116
71	Parker-Hannifin Corp.	11,180
236	Waste Management, Inc.	17,207
	TOTAL	215,474
	Information Technology—4.8%
194	Apple, Inc.	29,635
734	Applied Materials, Inc.	33,676
337	Cisco Systems, Inc.	10,626
999	Corning, Inc.	29,071
61	DXC Technology Co.	4,729
1,814	HP, Inc.	34,031
157	Harris Corp.	17,609
717	Hewlett Packard Enterprise Co.	13,487
123	KLA-Tencor Corp.	12,792
178	Lam Research Corp.	27,620
358	Seagate Technology	15,598
590	Texas Instruments, Inc.	48,669
	TOTAL	277,543
	Materials—1.0%
300	CRH PLC, ADR	10,836
217	Cabot Corp.	11,334
183	Dow Chemical Co.	11,338
Semi-Annual Shareholder Report
5

Shares or Contracts		Value
	COMMON STOCKS—continued
	Materials—continued
551	Rio Tinto PLC, ADR	$22,211
	TOTAL	55,719
	Real Estate—1.1%
84	Coresite Realty Corp., REIT	8,843
117	DCT Industrial Trust, Inc.	6,167
119	Digital Realty Trust, Inc.	14,065
473	Duke Realty Corp.	13,561
430	GGP, Inc.	9,580
140	Sun Communities, Inc.	12,060
	TOTAL	64,276
	Telecommunication Services—1.3%
1,050	AT&T, Inc.	40,457
641	CenturyLink, Inc.	15,993
460	Verizon Communications	21,454
	TOTAL	77,904
	Utilities—1.7%
196	American Electric Power Co., Inc.	14,069
95	DTE Energy Co.	10,404
126	Dominion Energy, Inc.	10,177
147	Duke Energy Corp.	12,595
178	Exelon Corp.	6,463
84	Nextera Energy, Inc.	11,881
178	PPL Corp.	7,104
164	Public Service Enterprises Group, Inc.	7,365
72	Sempra Energy	8,387
163	Southern Co.	8,250
	TOTAL	96,695
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,748,807)	1,981,970
	PURCHASED PUT OPTIONS—0.2%
80	iShares iBoxx $ High Yield Corp Bond Fund Strike Price: $86.00; Expiration Date 6/16/2017	440
40	SPDR S&P 500 ETF Trust Strike Price: $200.00; Expiration Date 1/19/2018	8,360
30	SPDR S&P 500 ETF Trust Strike Price: $230.00; Expiration Date 6/16/2017	615
Semi-Annual Shareholder Report
6

Shares or Contracts		Value
	PURCHASED PUT OPTIONS—continued
25	SPDR S&P 500 ETF Trust Strike Price: $220.00; Expiration Date 12/15/2017	$4,150
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $28,588)	13,565
	INVESTMENT COMPANIES—62.9%[1]
79,258	Emerging Markets Core Fund	806,049
437,785	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[2]	437,917
152,110	Federated Mortgage Core Portfolio	1,501,325
138,098	High Yield Bond Portfolio	893,497
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,565,861)	3,638,788
	TOTAL INVESTMENTS—97.4% (IDENTIFIED COST $5,343,256)[3]	5,634,323
	OTHER ASSETS AND LIABILITIES - NET—2.6%[4]	151,287
	TOTAL NET ASSETS—100%	$5,785,610
At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
5S&P 500 E-Mini Index Long Futures	27	$3,254,985	June 2017	$52,562
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
At May 31, 2017, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
5SPDR S&P 500 ETF Trust (Put-Option)	January 2018	$170.00	40	$(2,640)
5SPDR S&P 500 ETF Trust (Put-Option)	June 2017	$220.00	30	$(225)
5SPDR S&P 500 ETF Trust (Put-Option)	December 2017	$180.00	25	$(1,850)
(PREMIUMS RECEIVED $9,618)				$(4,715)
1	Affiliated holdings.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2017, all investments of the Fund excluding Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio utilized Level 1 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Companies valued at $3,200,871 are measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in these Investment Companies is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$9.20	$9.35	$10.00
Income From Investment Operations:
Net investment income	0.13[2]	0.27[2]	0.38[2]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.73	(0.12)	(0.68)
TOTAL FROM INVESTMENT OPERATIONS	0.86	0.15	(0.30)
Less Distributions:
Distributions from net investment income	(0.13)	(0.30)	(0.35)
Net Asset Value, End of Period	$9.93	$9.20	$9.35
Total Return[3]	9.45%	1.69%	(3.15)%
Ratios to Average Net Assets:
Net expenses	1.02%[4]	1.03%[5]	1.04%[4,5]
Net investment income	2.59%[4]	3.00%	4.12%[4]
Expense waiver/reimbursement[6]	5.73%[4]	5.16%	3.68%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$237	$142	$89
Portfolio turnover	22%	79%	85%
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to November 30, 2015.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.03% and 1.04% for the year ended November 30, 2016, and the period ended November 30, 2015, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$9.19	$9.35	$10.00
Income From Investment Operations:
Net investment income	0.09[2]	0.20[2]	0.30[2]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.76	(0.13)	(0.65)
TOTAL FROM INVESTMENT OPERATIONS	0.85	0.07	(0.35)
Less Distributions:
Distributions from net investment income	(0.10)	(0.23)	(0.30)
Net Asset Value, End of Period	$9.94	$9.19	$9.35
Total Return[3]	9.30%	0.83%	(3.63)%
Ratios to Average Net Assets:
Net expenses	1.77%[4]	1.78%[5]	1.79%[4,5]
Net investment income	1.97%[4]	2.27%	3.26%[4]
Expense waiver/reimbursement[6]	5.44%[4]	5.19%	3.41%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$85	$600	$581
Portfolio turnover	22%	79%	85%
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to November 30, 2015.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78% and 1.79% for the year ended November 30, 2016, and the period ended November 30, 2015, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$9.19	$9.34	$10.00
Income From Investment Operations:
Net investment income	0.14[2]	0.30[2]	0.40[2]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.75	(0.13)	(0.70)
TOTAL FROM INVESTMENT OPERATIONS	0.89	0.17	(0.30)
Less Distributions:
Distributions from net investment income	(0.15)	(0.32)	(0.36)
Net Asset Value, End of Period	$9.93	$9.19	$9.34
Total Return[3]	9.72%	1.84%	(3.12)%
Ratios to Average Net Assets:
Net expenses	0.77%[4]	0.78%[5]	0.79%[4,5]
Net investment income	2.87%[4]	3.32%	4.20%[4]
Expense waiver/reimbursement[6]	5.62%[4]	4.95%	5.20%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,464	$5,072	$8,499
Portfolio turnover	22%	79%	85%
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to November 30, 2015.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.78% and 0.79% for the year ended November 30, 2016, and the period ended November 30, 2015, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $3,638,788 of investment in affiliated holdings (Note 5) (identified cost $5,343,256)		$5,634,323
Cash		540
Cash denominated in foreign currencies (identified cost $73,927)		72,411
Restricted cash (Note 2)		124,200
Income receivable		16,529
TOTAL ASSETS		5,848,003
Liabilities:
Payable for investments purchased	$8,002
Written options outstanding (premium $9,618), at value	4,715
Payable to adviser (Note 5)	1,453
Payable for administrative fees (Note 5)	355
Payable for auditing fees	14,889
Payable for portfolio accounting fees	16,182
Payable for share registration costs	16,400
Accrued expenses (Note 5)	397
TOTAL LIABILITIES		62,393
Net assets for 582,903 shares outstanding		$5,785,610
Net Assets Consist of:
Paid-in capital		$6,300,052
Net unrealized appreciation of investments, futures contracts, written options and translation of assets and liabilities in foreign currency		347,016
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(863,192)
Undistributed net investment income		1,734
TOTAL NET ASSETS		$5,785,610
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($237,110 ÷ 23,876 shares outstanding), no par value, unlimited shares authorized	$9.93
Offering price per share (100/94.50 of $9.93)	$10.51
Redemption proceeds per share	$9.93
Class C Shares:
Net asset value per share ($84,674 ÷ 8,520 shares outstanding), no par value, unlimited shares authorized	$9.94
Offering price per share	$9.94
Redemption proceeds per share (99.00/100 of $9.94)	$9.84
Institutional Shares:
Net asset value per share ($5,463,826 ÷ 550,507 shares outstanding), no par value, unlimited shares authorized	$9.93
Offering price per share	$9.93
Redemption proceeds per share	$9.93
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Dividends (including $80,183 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $236)			$107,632
Interest (including income on securities loaned of $22)			73
TOTAL INCOME			107,705
Expenses:
Investment adviser fee (Note 5)		$22,145
Administrative fee (Note 5)		64,648
Custodian fees		11,515
Transfer agent fee		2,919
Directors'/Trustees' fees (Note 5)		309
Auditing fees		14,889
Legal fees		4,351
Portfolio accounting fees		32,054
Distribution services fee (Note 5)		1,669
Other service fees (Notes 2 and 5)		723
Share registration costs		23,683
Printing and postage		8,203
Miscellaneous (Note 5)		3,792
TOTAL EXPENSES		190,900
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(22,145)
Reimbursement of other operating expenses	(143,487)
TOTAL WAIVER AND REIMBURSEMENTS		(165,632)
Net expenses			25,268
Net investment income			82,437
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(2,856) on sales of investments in affiliated holdings (Note 5))			(31,987)
Net realized gain on futures contracts			337,691
Net realized gain on written options			34,106
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			141,962
Net change in unrealized appreciation of futures contracts			(13,552)
Net change in unrealized appreciation of written options			(3,212)
Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions			465,008
Change in net assets resulting from operations			$547,445
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$82,437	$210,063
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, written option and foreign currency transactions	339,810	(446,001)
Net change in unrealized appreciation/depreciation of investments, futures contracts, written option and translation of assets and liabilities in foreign currency	125,198	229,771
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	547,445	(6,167)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,014)	(1,782)
Class C Shares	(5,108)	(14,548)
Institutional Shares	(81,731)	(214,375)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(88,853)	(230,705)
Share Transactions:
Proceeds from sale of shares	223,164	248,598
Net asset value of shares issued to shareholders in payment of distributions declared	88,841	188,618
Cost of shares redeemed	(799,126)	(3,555,461)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(487,121)	(3,118,245)
Change in net assets	(28,529)	(3,355,117)
Net Assets:
Beginning of period	5,814,139	9,169,256
End of period (including undistributed net investment income of $1,734 and $8,150, respectively)	$5,785,610	$5,814,139
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return while managing the Fund's annualized volatility.
Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) each are registered as a “commodity pool operator” with respect to operation of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
Semi-Annual Shareholder Report
16

in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund had invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
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Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $165,632 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$167
Class C Shares	556
TOTAL	$723
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2015 and 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,323,147 and $67,297, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Option Contracts
The Fund buys or sells put and call options to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2016	196	$17,240
Contracts written	824	55,392
Contracts exercised	—	—
Contracts expired	(499)	(19,032)
Contracts bought back	(426)	(43,982)
Outstanding at May 31, 2017	95	$9,618
The average market value of purchased put and call options held by the Fund throughout the period was $12,750 and $2,425, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $5,745 and $1,080, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts		$—	Written options outstanding	$4,715
Equity contracts	Restricted cash	52,562*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$52,562		$4,715
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Equity contracts	$336,443	$(72,023)	$34,106	$298,526
Interest rate contracts	1,248	—	—	1,248
TOTAL	$337,691	$(72,023)	$34,106	$299,774
1	The net realized loss on Purchased Option Contracts is found within the net realized loss on investments and foreign currency transactions on the Statement of Operations.
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts[2]	Written Option Contracts	Total
Interest rate contracts	$(357)	$—	$—	$(357)
Equity contracts	(13,195)	(7,999)	(3,212)	(24,406)
TOTAL	$(13,552)	$(7,999)	$(3,212)	$(24,763)
2	The net change in unrealized appreciation/depreciation of Purchased Option Contracts is found within the Net Change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,128	$196,863	16,082	$142,478
Shares issued to shareholders in payment of distributions declared	206	2,003	198	1,779
Shares redeemed	(11,909)	(113,448)	(10,395)	(93,774)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,425	$85,418	5,885	$50,483

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,709	$26,301	3,588	$32,500
Shares issued to shareholders in payment of distributions declared	532	5,107	1,609	14,430
Shares redeemed	(59,995)	(588,477)	(2,095)	(18,781)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(56,754)	$(557,069)	3,102	$28,149
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	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,306	$73,620
Shares issued to shareholders in payment of distributions declared	8,435	81,731	19,238	172,409
Shares redeemed	(9,831)	(97,201)	(385,089)	(3,442,906)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,396)	$(15,470)	(357,545)	$(3,196,877)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(49,725)	$(487,121)	(348,558)	$(3,118,245)
4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $5,343,256. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) futures contracts and (c) written options was $291,067. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $358,729 and net unrealized depreciation from investments for those securities having an excess of cost over value of $67,662.
At November 30, 2016, the Fund had a capital loss carryforward of $1,064,541 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, and does not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$730,892	$333,649	$1,064,541
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2017, the Co-Advisers voluntarily waived $22,054 of their fee and voluntarily reimbursed $143,487 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 2.190% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$1,669
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. For the six months ended May 31, 2017, FSC retained $70 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.02%, 1.77% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Co-Advisers reimbursed $91. Transactions involving the affiliated holdings during the six months ended May 31, 2017, were as follows:
	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2017	Value	Dividend Income
Emerging Markets Core Fund	81,005	9,437	(11,184)	79,258	$806,049	$29,895
Federated Institutional Prime Value Obligations Fund, Institutional Shares	288,329	1,577,425	(1,427,969)	437,785	$437,917	$746
Federated Mortgage Core Portfolio	155,062	18,608	(21,560)	152,110	$1,501,325	$21,219
High Yield Bond Portfolio	146,585	15,649	(24,136)	138,098	$893,497	$28,323
TOTAL OF AFFILIATED TRANSACTIONS	670,981	1,621,119	(1,484,849)	807,251	$3,638,788	$80,183
Affiliated Shares of Beneficial Interest
As of May 31, 2017, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Co-Advisers.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$1,185,993
Sales	$1,533,706
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. SUBSEQUENT EVENT
On June 23, 2017, the Fund was liquidated with any shares outstanding at the close of business being automatically redeemed.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,094.50	$5.33
Class C Shares	$1,000	$1,093.00	$9.24
Institutional Shares	$1,000	$1,097.20	$4.03
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.80	$5.14
Class C Shares	$1,000	$1,016.10	$8.90
Institutional Shares	$1,000	$1,021.10	$3.88
Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.02%
Class C Shares	1.77%
Institutional Shares	0.77%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Managed Volatility Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract, under which Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure
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requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of each Co-Adviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the
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Co-Advisers in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Co-Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the
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Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirely and that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Co-Advisers. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program. The Co-Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services warrant the continuation of the investment advisory contract.
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In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Board also considered the contemplated liquidation of the Fund.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Managed Volatility Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N105
CUSIP 31421N204
CUSIP 31421N303
Q452385 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 25, 2017